STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 10 – STOCKHOLDERS’ EQUITY

The following transactions affected the Company’s Stockholders’ Equity:

Issuance of Common Stock during the year ended December 31, 2022

In January 2022, three of the five investors from the November/December 2021 financing made a cashless exercise for their warrants. In connection with this exercise, the Company issued 3,041,958 shares of Common Stock in exchange of approximately 5,769,231 million warrants.

In March 2022, the Company sold 300,000 shares of its Common Stock to Peak One under the EPL for net proceeds of approximately $52 thousand.

In May 2022, Blue Lake made a cashless exercise for their warrants. In connection with this exercise, the Company issued 1,403,326 shares of Common Stock in exchange of 1,923,077 warrants.

In June 2022, the Company sold 300,000 shares of its Common Stock to Peak One under the EPL for net proceeds of approximately $47 thousand.

In June 2022, Mast Hill converted their debt of approximately $0.28 million. In connection with the Note conversion, the Company issued 4,025,000 shares of Common Stock to Mast Hill.

In June 2022, Company issued 500,000 shares of Common Stock to First Fire under partial repayment of convertible debt of $35,000.

In June 2022, First Fire made a cashless exercise for their warrants. In connection with this exercise, the Company issued 1,183,400 shares of Common Stock in exchange for 1,923,077 warrants.

In July 2022, the Company sold 400,000 shares of its Common Stock to Peak One under the EPL for net proceeds of approximately $38 thousand.

In August 2022, the Company sold 300,000 shares of its Common Stock to Peak One under the EPL for net proceeds of approximately $23 thousand.

In August 2022, Fourth Man converted $0.14 million of their debt of approximately $0.28 million. In connection with the Note conversion, the Company issued 2,025,000 shares of Common Stock to Fourth Man.

In September 2022, Blue Lake converted $0.1 million of their debt of approximately $0.1 million. In connection with the Note conversion, the Company issued 1,428,571 shares of Common Stock to Blue Lake.

In December 2022, Fourth Man converted $0.05 million of their debt of approximately $0.1 million. In connection with the Note conversion, the Company issued 1,428,571 shares of Common Stock to Fourth Man.

Issuance of Common Stock during the year ended December 31, 2021

During the year ended December 31, 2021, the Company issued 657,200 shares of its Common Stock to TFK in connection with the partial but final conversion of their convertible notes payable. As such, the debt outstanding to TFK at December 31, 2021 was $0.

During the year ended December 31, 2021, the Company issued a total of 1,148,235 shares of its Common Stock to various service providers for services rendered. A total cost of approximately $194,000 was recorded for such services.

During the year ended December 31, 2021, the Company sold 3,435,000 shares of its Common Stock in connection with the EPL for cash at prices ranging from $0.09 to $0.23 per share of Common Stock. The Company received a total of approximately $420,000 against such sale of its Common Stock.

During the third quarter of 2021, the Company issued 1,257,952 shares of Common Stock to its employees in lieu of fully vested restricted stock units (“RSUs”) under the 2015 Equity Incentive Plan. The Company recorded a stock-based compensation cost of $226,431 related to such issuance.

In connection with the fully vested RSUs, the Company estimated the fair value using the stock price as of the date of issuance as the RSUs were fully vested and issued as Common Stock of the Company. As such, there were no unvested RSUs as of December 31, 2021.